Subsequent Events (Details)	3 Months Ended
Mar. 31, 2021
Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Warrants, description	an additional 1,059,506 warrants were exercised by investors which provided the Group with an additional $12,184,319 (approximately €10.4 million) in capital.